Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Invested assets	$ 414,001	$ 427,098
Reinsurance assets	47,712	44,579
Other assets	38,666	46,178
Segregated funds net assets	348,562	399,788
Total assets	848,941	917,643
Liabilities and Equity
Insurance contract liabilities	371,405	392,275	$ 385,554
Investment contract liabilities	3,248	3,117
Other liabilities	56,991	51,732
Long-term debt	6,234	4,882
Capital instruments	6,122	6,980
Segregated funds net liabilities	348,562	399,788
Shareholders' and other equity holders' equity	56,061	58,408
Participating policyholders' equity	(1,346)	(1,233)
Non-controlling interests	1,664	1,694
Total liabilities and equity	848,941	917,643
MFC (Guarantor) [Member]
Assets
Invested assets	63	78
Investments in unconsolidated subsidiaries	67,209	68,655
Other assets	334	211
Total assets	67,606	68,944
Liabilities and Equity
Other liabilities	451	899
Long-term debt	6,234	4,882
Capital instruments	4,860	4,755
Shareholders' and other equity holders' equity	56,061	58,408
Total liabilities and equity	67,606	68,944
JHUSA (Issuer) [Member]
Assets
Invested assets	116,463	116,705
Investments in unconsolidated subsidiaries	8,819	9,107
Reinsurance assets	61,511	63,838
Other assets	9,456	18,085
Segregated funds net assets	173,417	204,493
Total assets	369,666	412,228
Liabilities and Equity
Insurance contract liabilities	156,205	166,535
Investment contract liabilities	1,418	1,227
Other liabilities	20,159	21,806
Capital instruments	614	579
Segregated funds net liabilities	173,417	204,493
Shareholders' and other equity holders' equity	17,853	17,588
Total liabilities and equity	369,666	412,228
Other subsidiaries
Assets
Invested assets	297,996	310,679
Investments in unconsolidated subsidiaries	22,053	20,788
Reinsurance assets	12,137	11,309
Other assets	48,135	49,956
Segregated funds net assets	177,361	197,220
Total assets	557,682	589,952
Liabilities and Equity
Insurance contract liabilities	241,830	257,044
Investment contract liabilities	1,830	1,890
Other liabilities	55,304	50,836
Capital instruments	648	1,646
Segregated funds net liabilities	177,361	197,220
Shareholders' and other equity holders' equity	80,391	80,855
Participating policyholders' equity	(1,346)	(1,233)
Non-controlling interests	1,664	1,694
Total liabilities and equity	557,682	589,952
Consolidation adjustments [Member]
Assets
Invested assets	(521)	(364)
Investments in unconsolidated subsidiaries	(98,081)	(98,550)
Reinsurance assets	(25,936)	(30,568)
Other assets	(19,259)	(22,074)
Segregated funds net assets	(2,216)	(1,925)
Total assets	(146,013)	(153,481)
Liabilities and Equity
Insurance contract liabilities	(26,630)	(31,304)
Other liabilities	(18,923)	(21,809)
Segregated funds net liabilities	(2,216)	(1,925)
Shareholders' and other equity holders' equity	(98,244)	(98,443)
Total liabilities and equity	$ (146,013)	$ (153,481)